Income taxes (Summary of Gross Unrecognized Tax Benefits Changes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 19,250	¥ 13,644	¥ 19,393
Additions based on tax positions related to the current year	8,187	1,001	593
Additions for tax positions of prior years	6,076	6,378	94,852
Reductions for tax positions of prior years	(5,593)	(77)	(4,015)
Reductions for tax positions related to lapse of statute of limitations	(9)	(7)	(58)
Reductions for settlements	(6,317)	(427)	(98,929)
Other	(41)	(1,262)	1,808
Balance at end of year	¥ 21,553	¥ 19,250	¥ 13,644